DUE TO BANKS AND CORRESPONDENTS - Summary of detailed information of deposits from banks (Details) S/ in Thousands, $ in Millions		Dec. 31, 2019 USD ($)	Dec. 31, 2019 PEN (S/)		Dec. 31, 2018 USD ($)	Dec. 31, 2018 PEN (S/)		Jan. 31, 2018 USD ($)
International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings			S/ 5,654,014			S/ 5,460,725
Bank of America, N.A. [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings | $					$ 150.0
Bank of America, N.A. [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		$ 300.0	994,200		150.0	505,950
Sumitomo Mitsui Banking Corporation [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings | $					100.0
Sumitomo Mitsui Banking Corporation [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		297.0	984,258		100.0	337,300
Wells Fargo Bank [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings | $					250.0
Wells Fargo Bank [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		190.0	730,074	[1]	250.0	843,250	[1]
Corporacin Andina de Fomento | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings	[2]		662,800			674,600
Citibank N.A. [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings | $								$ 350.0
Citibank N.A. [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		200.0	662,800		350.0	1,180,550
Bank of New York Mellon [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		$ 100.0	331,400	[3]
Caja Municipal de Ahorro y Crdito de Arequipa S.A. [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings			140,000
Scotiabank Peru S.A.A [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings	[4]		100,000			100,000
Standard Chartered Bank [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings			86,827		$ 100.0	404,760
Banco BBVA Per [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings			85,000			82,850
Banco Consorcio [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings			34,627			79,526
Deutsche Bank [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings			0			337,300
Others less than S/51.0 million [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings			S/ 293,760			S/ 231,351

[1]	(ii) At December 31, 2019, the balance corresponds to three variable rate loans obtained between May and November 2019 for a total of US$297.0 million, equivalent to S/984.3 million (a loan obtained in May 2018 for US$100.0 million, equivalent to S/337.3 million at December 31, 2018); the amounts of which are hedged by four IRS (an IRS at December 31, 2018) for a notional amount equal to the principal and with the same maturity, see Note 13(b). By means of the IRS, said loans were economically converted to a fixed rate.The loan that was in effect at December 31, 2018 of US$100.0 million matured during the year of 2019.(iii) At December 31, 2019, balance comprises four variable rate loans obtained between May and July of 2019 for a total of US$190.0 million, equivalent to S/629.7 million (three loans obtained between October 2017 and October 2018 for a total amount of US$250.0 million, equivalent to S/843.3 million, at December 31, 2018), whose amounts are hedged by four IRS (three IRS at December 31, 2018) for a notional amount equal to the principal and with the same maturity, see Note 13(b). By means of these IRS, said loans were economically converted to a fixed rate.
[2]	(iv) At December 31, 2019, the balance comprises a variable rate loan in U.S. Dollars obtained in June 2019 for US$100.0 million, equivalent to S/331.4 million, the amount of which was hedged by a IRS for a notional amount equal to the principal and with the same maturity, see Note 13(b). By means of this IRS this loan was economically converted to a fixed rate.Likewise, at December 31, 2019, its included a variable rate loan in U.S. Dollars obtained in December 2017 for a total of US$100.0 million, equivalent to S/331.4 million (US$100.0 million, equivalent to S/337.3 million, at December 31, 2018) the amount of which was hedged by two CCS for a notional amount equal to the principal and with the same maturity, see Note 13(b). By means of these CCS, said loan was economically converted to a fixed rate.
[3]	(vi) At December 31, 2019, the balance corresponded to a variable rate loan in U.S. Dollars obtained in August 2019 for US$100.0 million, equivalent to S/331.4
[4]	(vii) At December 31, 2018, the balance included a variable rate loan obtained in October 2018 for US$100.0 million, equivalent to S/337.